OUTSTANDING AND EXERCISABLE WARRANTS (Details)	Sep. 30, 2013	Mar. 31, 2013
Warrants Outstanding Number Outstanding [Member]
Range of Exercise Prices 0.25,	8,952,152	5,233,177
Range of Exercise Prices 0.25.,	8,952,152	5,233,177
RangeOfExercisePrices0251	8,952,152	5,233,177
Warrants Outstanding Average Remaining Contractual Life (in years) [Member]
Range of Exercise Prices 0.25,	4.56	3.73
Range of Exercise Prices 0.25.,	4.56	3.73
RangeOfExercisePrices0251	4.56	3.73
Warrants Outstanding Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.25,	0.23	0.25
Range of Exercise Prices 0.25.,	0.23	0.25
RangeOfExercisePrices0251	0.23	0.25
Warrants Exercisable Number Exercisable [Member]
Range of Exercise Prices 0.25,	8,952,152	5,233,177
Range of Exercise Prices 0.25.,	8,952,152	5,233,177
RangeOfExercisePrices0251	8,952,152	5,233,177
Warrants Exercisable Average Remaining Contractual Life (in years) [Member]
Range of Exercise Prices 0.25,	4.56	3.73
Range of Exercise Prices 0.25.,	4.56	3.73
RangeOfExercisePrices0251	4.56	3.73
Warrants Exercisable Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.25,	0.23	0.25
Range of Exercise Prices 0.25.,	0.23	0.25
RangeOfExercisePrices0251	0.23	0.25